Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Net earnings	$ 357	$ 1,261	$ 1,413
Less: Net loss from discontinued operations	(952)	(291)	(141)
Net earnings from continuing operations	1,309	1,552	1,554
Adjustments to reconcile net earnings from continuing operations to net cash flow provided by operating activities from continuing operations:
Depreciation and amortization	223	225	235
Deferred tax (benefit) provision	(188)	144	445
Stock-based compensation	179	165	157
Redemption of debt	42	0	0
Net gain on disposition and write-down of assets	(9)	(18)	(139)
Equity in loss of investee companies, net of tax and distributions	38	53	37
Change in assets and liabilities, net of investing and financing activities
(Increase) decrease in receivables	(268)	36	(376)
Increase in inventory and related program and participation liabilities, net	(723)	(804)	(498)
(Increase) decrease in other assets	(52)	(85)	23
(Decrease) increase in accounts payable and accrued expenses	(35)	23	(220)
(Decrease) increase in pension and postretirement benefit obligations	(238)	205	(46)
Increase (decrease) in income taxes	456	94	(56)
Increase (decrease) in deferred revenue	54	(137)	66
Other, net	5	1	7
Net cash flow provided by operating activities from continuing operations	793	1,454	1,189
Net cash flow provided by operating activities from discontinued operations	94	231	205
Net cash flow provided by operating activities	887	1,685	1,394
Investing Activities:
Acquisitions (including acquired television library), net of cash acquired	(270)	(92)	(12)
Capital expenditures	(185)	(196)	(171)
Investments in and advances to investee companies	(110)	(81)	(98)
Proceeds from sale of investments	10	0	80
Proceeds from dispositions	11	20	383
Other investing activities	21	15	(3)
Net cash flow (used for) provided by investing activities from continuing operations	(523)	(334)	179
Net cash flow used for investing activities from discontinued operations	(24)	(6)	(25)
Net cash flow (used for) provided by investing activities	(547)	(340)	154
Financing Activities:
Proceeds from (repayments of) short-term debt borrowings, net	229	450	(616)
Proceeds from issuance of senior notes	1,773	684	1,959
Repayment of senior notes and debentures	(1,244)	(199)	0
Proceeds from debt borrowings of CBS Radio	40	1,452	0
Repayment of debt borrowings of CBS Radio	(43)	(110)	0
Payment of capital lease obligations	(18)	(18)	(17)
Dividends	(296)	(288)	(300)
Purchase of Company common stock	(1,111)	(2,997)	(2,813)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	(89)	(58)	(96)
Proceeds from exercise of stock options	91	21	142
Excess tax benefit from stock-based compensation	0	17	88
Other financing activities	(9)	0	0
Net cash flow used for financing activities	(677)	(1,046)	(1,653)
Net (decrease) increase in cash and cash equivalents	(337)	299	(105)
Cash and cash equivalents at beginning of year (includes $24 (2017) and $6 (2016 and 2015) of discontinued operations cash)	622	323	428
Cash and cash equivalents at end of year (includes $24 (2016) and $6 (2015) of discontinued operations cash)	$ 285	$ 622	$ 323